Operating Lease Commitments	12 Months Ended
Dec. 31, 2022
Operating Lease Commitments
Operating Lease Commitments

Note 5 – Operating Lease Commitments

On August 16, 2021, the Company extended its office space lease with Sunbeam Properties Inc. to rent approximately 5,000 square feet of space in Miramar, Florida. The Company pays $8,900.65 per month in rent until the end of the extended lease September 30, 2024. The Company incurred lease expense for its operating leases of $85,629 and $105,673 for the years ended December 31, 2022 and 2021, respectively. The Company classified this lease as an operating lease and accordingly, recognized a lease liability and right of use asset of $187,734 at inception.

In June 2022, the Company entered into a lease for office space in Mexico which terminates on May 31, 2024.

The following table presents information about the amount and timing of liabilities arising from the Company’s operating leases as of December 31, 2022:

Maturity of operating lease liabilities for the following fiscal years:
2023	$90,450
2024	63,851
Total undiscounted operating lease payments	154,301
Less: imputed interest	12,168
Present value of operating lease liabilities	$142,133

The Company’s operating leases do not provide an implicit rate that can readily be determined. Therefore, the Company uses a discount rate based on its incremental borrowing rate, which is determined using the average of borrowing rates explicitly stated in the Company’s convertible debt.

The Company’s weighted-average remaining lease term relating to its operating leases is 1.75 years, with a weighted-average discount rate of 10%.

The Company incurred lease expense for its operating leases of $85,629 and $105,673 for the years ended December 31, 2022 and 2021, respectively.